Variable Interest And Securitization Entities (Activity Presented In Consolidated Statement Of Income Related To The Consolidated Securitization Entities) (Detail) (USD $)
In Millions, unless otherwise specified
	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Variable Interest Entity [Line Items]
Net investment income									$ 3,380		$ 3,266		$ 3,033
Derivatives									(99)	[1]	50	[1]	21	[1]
Commercial mortgage loans									6		(29)		(28)
Total net investment gains (losses)									(220)		(143)		(1,041)
Total revenues	2,624	2,521	2,655	2,568	2,591	2,667	2,410	2,421	10,368		10,089		9,069
Interest expense									506		457		393
Acquisition and operating expenses									2,294		2,217		2,115
Income (loss) before income taxes									206		(53)		(858)
Provision (benefit) for income taxes									18		(248)		(415)
Net income (loss) available to Genworth Financial, Inc.'s common stockholders	142	(16)	(136)	59	(209)	76	24	161	49		52		(504)
Securitization Entities
Variable Interest Entity [Line Items]
Restricted commercial mortgage loans									40		39
Restricted other invested assets											2
Net investment income									40		41
Trading securities									12		8
Derivatives									(62)		(19)
Commercial mortgage loans											(1)
Borrowings related to securitization entities recorded at fair value									3		9
Total net investment gains (losses)									(47)		(3)
Total revenues									(7)		38
Interest expense									26		29
Acquisition and operating expenses									1		1
Total expenses									27		30
Income (loss) before income taxes									(34)		8
Provision (benefit) for income taxes									(12)		3
Net income (loss) available to Genworth Financial, Inc.'s common stockholders									$ (22)		$ 5

[1]	See note 5 for additional information on the impact of derivative instruments included in net investment gains (losses).